Employee Benefit Plans (Schedule Of Amounts Recognized On Consolidated Balance Sheets) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Pension Plans And Other Postretirement Benefits [Abstract]
Gain	$ 490
Total	$ 490